Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica Energy Infrastructure
(formerly, Transamerica MLP & Energy Income) (the “fund”)
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses with respect to the fund is deleted in its entirety and replaced with the following, as applicable:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	I	I2
Management fees[1]	1.05%	1.05%	1.05%	1.05%
Distribution and service (12b‑1) fees	0.25%	1.00%	0.00%	0.00%
Other expenses	0.31%	0.34%	0.20%	0.09%
Total annual fund operating expenses	1.61%	2.39%	1.25%	1.14%
Fee waiver and/or expense reimbursement[2]	0.01%	0.04%	0.00%	0.00%

Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.60%	2.35%	1.25%	1.14%

[1]	Management fees have been restated to reflect a reduction in management fees effective June 1, 2021.
[2]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 1.60% for Class A shares, 2.35% for Class C shares, 1.35% for Class I shares and 1.25% for Class I2 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectuses and Summary Prospectuses with respect to the fund is deleted in its entirety and replaced with the following, as applicable:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$704	$1,029	$1,377	$2,355
Class C	$338	$742	$1,272	$2,723
Class I	$127	$397	$686	$1,511
Class I2	$116	$362	$628	$1,386
If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$704	$1,029	$1,377	$2,355
Class C	$238	$742	$1,272	$2,723
Class I	$127	$397	$686	$1,511
Class I2	$116	$362	$628	$1,386
* * *
Investors Should Retain this Supplement for Future Reference
January 7, 2022

Transamerica Energy Infrastructure
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica Energy Infrastructure
(formerly, Transamerica MLP & Energy Income) (the “fund”)
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses with respect to the fund is deleted in its entirety and replaced with the following, as applicable:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	I	I2
Management fees[1]	1.05%	1.05%	1.05%	1.05%
Distribution and service (12b‑1) fees	0.25%	1.00%	0.00%	0.00%
Other expenses	0.31%	0.34%	0.20%	0.09%
Total annual fund operating expenses	1.61%	2.39%	1.25%	1.14%
Fee waiver and/or expense reimbursement[2]	0.01%	0.04%	0.00%	0.00%

Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.60%	2.35%	1.25%	1.14%

[1]	Management fees have been restated to reflect a reduction in management fees effective June 1, 2021.
[2]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 1.60% for Class A shares, 2.35% for Class C shares, 1.35% for Class I shares and 1.25% for Class I2 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectuses and Summary Prospectuses with respect to the fund is deleted in its entirety and replaced with the following, as applicable:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$704	$1,029	$1,377	$2,355
Class C	$338	$742	$1,272	$2,723
Class I	$127	$397	$686	$1,511
Class I2	$116	$362	$628	$1,386
If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$704	$1,029	$1,377	$2,355
Class C	$238	$742	$1,272	$2,723
Class I	$127	$397	$686	$1,511
Class I2	$116	$362	$628	$1,386
* * *
Investors Should Retain this Supplement for Future Reference
January 7, 2022

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2022
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect a reduction in management fees effective June 1, 2021.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If the shares are redeemed at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If the shares are not redeemed:
Transamerica Energy Infrastructure | A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.05%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.61%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.60%
1 year	rr_ExpenseExampleYear01	$ 704
3 years	rr_ExpenseExampleYear03	1,029
5 years	rr_ExpenseExampleYear05	1,377
10 years	rr_ExpenseExampleYear10	2,355
1 year	rr_ExpenseExampleNoRedemptionYear01	704
3 years	rr_ExpenseExampleNoRedemptionYear03	1,029
5 years	rr_ExpenseExampleNoRedemptionYear05	1,377
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,355
Transamerica Energy Infrastructure | C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.05%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.39%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.35%
1 year	rr_ExpenseExampleYear01	$ 338
3 years	rr_ExpenseExampleYear03	742
5 years	rr_ExpenseExampleYear05	1,272
10 years	rr_ExpenseExampleYear10	2,723
1 year	rr_ExpenseExampleNoRedemptionYear01	238
3 years	rr_ExpenseExampleNoRedemptionYear03	742
5 years	rr_ExpenseExampleNoRedemptionYear05	1,272
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,723
Transamerica Energy Infrastructure | I
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.05%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.25%
1 year	rr_ExpenseExampleYear01	$ 127
3 years	rr_ExpenseExampleYear03	397
5 years	rr_ExpenseExampleYear05	686
10 years	rr_ExpenseExampleYear10	1,511
1 year	rr_ExpenseExampleNoRedemptionYear01	127
3 years	rr_ExpenseExampleNoRedemptionYear03	397
5 years	rr_ExpenseExampleNoRedemptionYear05	686
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,511
Transamerica Energy Infrastructure | I2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.05%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.14%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.14%
1 year	rr_ExpenseExampleYear01	$ 116
3 years	rr_ExpenseExampleYear03	362
5 years	rr_ExpenseExampleYear05	628
10 years	rr_ExpenseExampleYear10	1,386
1 year	rr_ExpenseExampleNoRedemptionYear01	116
3 years	rr_ExpenseExampleNoRedemptionYear03	362
5 years	rr_ExpenseExampleNoRedemptionYear05	628
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,386

[1]	Management fees have been restated to reflect a reduction in management fees effective June 1, 2021.
[2]	Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 1.60% for Class A shares, 2.35% for Class C shares, 1.35% for Class I shares and 1.25% for Class I2 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.